INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
15.	INCOME TAXES

The components of income (loss) before income taxes are as follows:

	Year Ended December 31,
	2011	2010
Domestic	$(2,623)	$2,054
Foreign	2,585	2,224
	$(38)	$4,278

Provision for (benefit from) income taxes consisted of the following (all amounts in thousands):

	Year Ended December 31,
	2011	2010
Current:
Federal	$—	$—
State	—	—
Foreign	902	717
Deferred:
Federal	(1,235)	648
State	31	384
Foreign	(63)	(84)
Provision for (benefit from) income taxes	$(365)	$1,665

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The principal sources of these differences relate to the carrying value of identified intangible assets, inventories, fixed asset, certain accruals and reserves.

Deferred income tax assets and liabilities consist of the following (all amounts in thousands):

	December 31, 2011		December 31, 2010
	Current	Non-current	Current	Non-current
Deferred tax assets:
Federal	$726	$6,777	$1,575	$5,259
State	511	200	495	346
Foreign	36	11	—	—
Less: valuation allowance (1)	—	(3,874)	—	(4,062)
	1,273	3,114	2,070	1,543
Deferred tax liabilities:
Federal	(658)	(7,694)	(887)	(7,196)
State	(171)	(1,986)	(235)	(1,841)
Foreign	(58)	(579)	(17)	(653)
	(887)	(10,259)	(1,139)	(9,690)
Deferred tax assets (liabilities)	$386	$(7,145)	$931	$(8,147)

(1)	During 2011, we reduced the valuation allowance from $4.1 million to $3.9 million due to the expected use of foreign tax credits in the near term.

Principal components of our net liability representing deferred income tax balances are as follows (all amounts in thousands):

	Year Ended December 31,
	2011	2010
Intangible assets	$(6,760)	$(7,852)
Property, plant and equipment	(837)	(621)
U.S. loss carryforwards and tax credits, net (1)	1,063	2,024
Subsidiary income (2)	(1,554)	(2,044)
Stock-based compensation expense	655	433
Reserves, accruals and other	588	718
Interest rate swaps	86	126
	$(6,759)	$(7,216)

(1)	U.S. net operating loss carryforwards expire in 2025 through 2029. The realization of these assets is based on estimates of future taxable income.

(2)	A deferred tax liability has been recorded for income taxes which may become payable upon distribution of earnings of CTSAS, our French subsidiary. The estimated amount of tax that might be payable with regard to any distribution of foreign subsidiary earnings is reported net of foreign taxes paid, which are creditable against our domestic tax liability. We do not permanently reinvest our foreign subsidiary’s earnings. We continually evaluate our assertion; if our foreign business needs change, so may our assertion.

Income taxes computed using the federal statutory income tax rate differ from our effective tax rate primarily due to the following (all amounts in thousands):

	Year Ended December 31,
	2011	2010
Provision for federal income taxes expected at 34% statutory rate	$(13)	$1,455
Increase (reduction) resulting from:
Tax on global activities	(29)	143
State income taxes, less federal income tax benefit	15	390
Change in valuation account (1)	(188)	(1,977)
Change in prior year undistributed earnings of CTSAS (1)	—	1,399
Prior year true up	(141)	185
Other	(9)	70
Provision for (benefit from) income taxes	$(365)	$1,665

(1)	Included in the change in the valuation account in 2010 is an amount associated with the change in prior year undistributed earnings of CTSAS of $1,901.